Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2017
Goodwill and Other Intangibles
Goodwill and Other Intangibles

3Goodwill and Other Intangibles

Goodwill and other indefinitely-lived assets are not amortized, but are subject to annual impairment reviews, or more frequent reviews if events or circumstances indicate an impairment may exist.

When evaluating goodwill for potential impairment, the Company compares the fair value of its reporting units to their respective carrying amounts. The Company estimates the fair value of its reporting units using a combination of a discounted cash flow method and a market multiple method. If the carrying amount of a reporting unit exceeds its estimated fair value, an impairment loss is recognized in an amount equal to that excess.

During 2017, the Company began pursuing various strategic alternatives for its RxC reporting unit. In connection with this effort, the Company performed an interim goodwill impairment test in the second quarter of 2017. The results of the impairment test determined that the fair value of the RxC reporting unit was lower than the carrying value, resulting in a $135 million goodwill impairment charge within operating expenses during the second quarter of 2017.

During the third quarter of 2017, the Company performed its required annual impairment tests of its reporting units and concluded there was no impairment of goodwill.

On January 2, 2018, the Company sold RxC to McKesson Corporation for $725 million. The transaction is subject to a working capital adjustment.

The TCJA enacted on December 22, 2017 reduces the U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018 (see Note 11 “Income Taxes”). As a result, the RxC deferred income tax liabilities were reduced by $47 million and an income tax benefit of $47 million was recorded in the 2017 income statement. The reduction in the deferred income tax liabilities increased the carrying value of the RxC reporting unit by $47 million which triggered an additional goodwill impairment in the RxC reporting unit of $46 million during the fourth quarter of 2017.

The Company has cumulative goodwill impairments of $181 million as of December 31, 2017.

Below is a summary of the changes in the carrying amount of goodwill by segment for the years ended December 31, 2017 and 2016:

	Pharmacy
In millions	Services	Retail/LTC	Total
Balance, December 31, 2015	$21,685	$16,421	$38,106
Acquisitions	—	126	126
Foreign currency translation adjustments	—	17	17
Other (1)	(48)	48	—
Balance, December 31, 2016	21,637	16,612	38,249
Acquisitions	182	203	385
Foreign currency translation adjustments	—	(2)	(2)
Impairments	—	(181)	(181)
Balance, December 31, 2017	$21,819	$16,632	$38,451
(1)	“Other” represents immaterial purchase accounting adjustments for acquisitions.

Indefinitely-lived intangible assets are tested for impairment by comparing the estimated fair value of the asset to its carrying value. The Company estimates the fair value of its indefinitely-lived trademark using the relief from royalty method under the income approach. If the carrying value of the asset exceeds its estimated fair value, an impairment loss is recognized and the asset is written down to its estimated fair value. During the third quarter of 2017, the Company performed its annual impairment test of the indefinitely-lived trademark and concluded there was no impairment as of the testing date.

The following table is a summary of the Company’s intangible assets as of December 31:

	2017			2016
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
In millions	Amount	Amortization	Amount	Amount	Amortization	Amount
Trademark (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	12,341	(5,536)	6,805	11,485	(4,802)	6,683
Favorable leases and other	1,190	(763)	427	1,123	(693)	430
	$19,929	$(6,299)	$13,630	$19,006	$(5,495)	$13,511

The Company amortizes intangible assets with finite lives over the estimated useful lives of the respective assets, which have a weighted average useful life of 15.4 years. The weighted average useful life of the Company’s customer contracts and relationships and covenants not to compete is 15.3 years. The weighted average life of the Company’s favorable leases and other intangible assets is 16.2 years. Amortization expense for intangible assets totaled $817 million, $795 million and $611 million in 2017, 2016 and 2015, respectively. The anticipated annual amortization expense for these intangible assets for the next five years is as follows:

In millions
2018	$817
2019	771
2020	600
2021	539
2022	494